Shareholder Report, Holdings (Details) - C000126665	Nov. 30, 2025
U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AT&T
Holdings [Line Items]
Percent of Net Asset Value	2.20%
UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Oracle
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Goldman Sachs Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CVS Health
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Verizon Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
United Mexican States
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.20%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	1.20%
U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%